Income Taxes - Summary of Recognized Deferred Tax Assets and Liabilities (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Tax losses carried forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ 5,926,010	$ 7,341,814
Foreign exchange effect	104,541
Recognized in net income	1,902,655	(1,415,804)
Ending balance	7,933,206	5,926,010
Research and development expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	244,173	245,177
Foreign exchange effect	0
Recognized in net income	67,738	(1,004)
Ending balance	311,911	244,173
Intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(1,041,732)	(1,196,882)
Foreign exchange effect	27,293
Recognized in net income	686,591	155,150
Ending balance	(327,848)	(1,041,732)
Right-of-use assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Foreign exchange effect	(5,165)
Recognized in net income	(344,365)
Ending balance	(349,530)
Goodwill
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Foreign exchange effect	(311,098)
Recognized in net income	(6,744,802)
Ending balance	(7,055,900)
Property, plant and equipment [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(3,813,728)	(4,463,815)
Foreign exchange effect	(37,777)
Recognized in net income	(804,544)	650,087
Ending balance	(4,656,049)	(3,813,728)
Tax credits receivable
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(40,555)	(40,708)
Foreign exchange effect	0
Recognized in net income	(8,330)	153
Ending balance	(48,885)	(40,555)
Lease liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Foreign exchange effect	5,621
Recognized in net income	202,260
Ending balance	207,881
Prepaid royalty income
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(1,471,349)	(1,912,756)
Foreign exchange effect	0
Recognized in net income	441,457	441,407
Ending balance	(1,029,892)	(1,471,349)
Unsecured Convertible Debentures
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(197,181)	(27,170)
Foreign exchange effect	(216,585)
Recognized in net income	(4,601,340)	(170,011)
Ending balance	$ (5,015,106)	$ (197,181)